PROPERTY, PLANT AND EQUIPMENT - Disclosure of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 2,598.0
Reclassification to assets held for sale		$ (1,261.4)
Balance, end of the year	$ 3,496.5	$ 2,598.0
Unincorporated Joint Venture
Reconciliation of changes in property, plant and equipment [abstract]
Proportion of voting rights held in joint venture	70.00%
Unincorporated Joint Venture | Côté Gold [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Proportion of voting rights held in joint venture	70.00%	70.00%
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 1,563.9
Reclassification to assets held for sale		$ 0.0
Balance, end of the year	2,409.4	1,563.9
Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	543.7
Reclassification to assets held for sale		(749.1)
Balance, end of the year	599.9	543.7
Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	419.3
Reclassification to assets held for sale		(461.4)
Balance, end of the year	384.7	419.3
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	71.1
Reclassification to assets held for sale		(50.9)
Balance, end of the year	102.5	71.1
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	5,654.3	6,470.1
Additions	1,141.3	1,036.7
Changes in asset retirement obligations	36.2	(22.4)
Changes to Right-of-use assets	(29.4)
Disposals	(17.6)	(54.4)
Transfers within property, plant and equipment	0.0	0.0
Reclassification to assets held for sale		(1,775.7)
Transfers from exploration & evaluation assets	(11.1)
Balance, end of the year	6,795.9	5,654.3
Gross carrying amount | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,563.9	1,078.6
Additions	866.5	638.7
Changes in asset retirement obligations	0.0	0.0
Changes to Right-of-use assets	(4.0)
Disposals	(5.5)	0.0
Transfers within property, plant and equipment	(11.5)	(73.8)
Reclassification to assets held for sale		(79.6)
Transfers from exploration & evaluation assets	0.0
Balance, end of the year	2,409.4	1,563.9
Gross carrying amount | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2,506.8	3,305.0
Additions	138.9	221.7
Changes in asset retirement obligations	36.2	(22.4)
Changes to Right-of-use assets	0.0
Disposals	0.0	0.0
Transfers within property, plant and equipment	(0.1)	25.1
Reclassification to assets held for sale		(1,022.6)
Transfers from exploration & evaluation assets	(11.1)
Balance, end of the year	2,692.9	2,506.8
Gross carrying amount | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	1,498.2	1,977.9
Additions	56.2	100.8
Changes in asset retirement obligations	0.0	0.0
Changes to Right-of-use assets	0.0
Disposals	(11.6)	(49.6)
Transfers within property, plant and equipment	11.8	52.6
Reclassification to assets held for sale		(583.5)
Transfers from exploration & evaluation assets	0.0
Balance, end of the year	1,554.6	1,498.2
Gross carrying amount | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	85.4	108.6
Additions	79.7	75.5
Changes in asset retirement obligations	0.0	0.0
Changes to Right-of-use assets	(25.4)
Disposals	(0.5)	(4.8)
Transfers within property, plant and equipment	(0.2)	(3.9)
Reclassification to assets held for sale		(90.0)
Transfers from exploration & evaluation assets	0.0
Balance, end of the year	139.0	85.4
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(3,056.3)	(3,882.2)
Depreciation expense	254.9	326.6
Disposals	11.8	51.1
Impairment charge		160.0
Transfers within property, plant and equipment	0.0	0.0
Balance, end of the year	(3,299.4)	(3,056.3)
Accumulated depreciation, amortization and impairment | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Depreciation expense	0.0	0.0
Disposals	0.0	0.0
Impairment charge		0.0
Transfers within property, plant and equipment	0.0	0.0
Balance, end of the year	0.0	0.0
Accumulated depreciation, amortization and impairment | Mining properties
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,963.1)	(2,419.3)
Depreciation expense	141.4	183.8
Disposals	0.0	0.0
Impairment charge		109.1
Transfers within property, plant and equipment	(11.5)	0.0
Balance, end of the year	(2,093.0)	(1,963.1)
Accumulated depreciation, amortization and impairment | Plant and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(1,078.9)	(1,418.6)
Depreciation expense	90.8	126.9
Disposals	11.3	46.7
Impairment charge		39.5
Transfers within property, plant and equipment	11.5	2.0
Balance, end of the year	(1,169.9)	(1,078.9)
Accumulated depreciation, amortization and impairment | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	(14.3)	(44.3)
Depreciation expense	22.7	15.9
Disposals	0.5	4.4
Impairment charge		11.4
Transfers within property, plant and equipment	0.0	(2.0)
Balance, end of the year	$ (36.5)	$ (14.3)